Summary of Significant Accounting Policies - Schedule of Class A Ordinary Shares Subject to Possible Redemption (Details) - Class A Ordinary Shares [Member] - COLOMBIER ACQUISITION CORP. II [Member] - USD ($)
	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Class A Ordinary Shares Subject to Possible Redemption [Line Items]
Class A Ordinary Shares subject to possible redemption	$ 177,634,717	$ 170,000,000
Plus:
Accretion of carrying value to redemption value	1,860,128	7,634,717	$ 9,723,147
Class A Ordinary Shares subject to possible redemption	$ 179,494,845	$ 177,634,717	$ 170,000,000